Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preference shares, par value per share (in dollars per share)	$ 0.00002	$ 0.00002
Preferences shares, shares authorized (in shares)	250,000,000	250,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized (in shares)	4,750,000,000	4,750,000,000
Ordinary shares, issued (in shares)	1,669,036,600	1,660,786,600
Ordinary shares, outstanding (in shares)	1,279,124,900	1,278,661,400
Treasury stock, shares (in shares)	389,911,700	382,125,200